Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the expected statutory federal income tax provision to the actual income tax provision
Expected income tax benefit at federal statutory tax rate	$ (6,021,000)	$ (2,077,000)
State income taxes, net of federal benefit	(1,019,000)	(320,000)
Permanent items	82,000	277,000
Research credits	(477,000)	(1,096,000)
Removal of net operating losses and research and development credits	6,774,000	3,014,000
Change in valuation allowance	661,000	202,000
Income tax (benefit) expense	0	0
Additional disclosures
Removal of deferred tax assets for net operating losses	16,500,000
Removal of deferred tax assets for tax credits	3,200,000
Deferred tax assets:
Depreciation and amortization	630,000	606,000
Deferred revenue	564,000
Accrued expenses and reserves	402,000	329,000
Total deferred tax assets	1,596,000	935,000
Valuation allowance	(1,596,000)	(935,000)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	41,300,000
California
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 41,800,000